Short-term borrowings and long-term debt (Short-term Borrowings) (Parenthetical) (Detail)	Mar. 31, 2017	Mar. 31, 2016
Short Term Bank Loans and Notes Payable
Short-term Debt [Line Items]
Short-term borrowings, weighted-average interest rate	1.86%	2.05%
Commercial Paper
Short-term Debt [Line Items]
Short-term borrowings, weighted-average interest rate	1.08%	0.71%